Shareholder Fees	Jan. 15, 2026 USD ($)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Exchange Fee	$ 0